Post-Employment and Other Long-Term Employees Benefits - Schedule of Accumulated Benefit Obligations (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Accumulated benefit obligations	$ 757	$ 717
Other Long-Term Benefit [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Accumulated benefit obligations	$ 51	$ 51